Member's Interest (Schedule Of Stock Options Outstanding) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified		12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012 CCMH [Member] years	Dec. 31, 2012 CCOH [Member] years	Dec. 31, 2012 CCMH Restricted Stock [Member]	Dec. 31, 2011 CCMH Restricted Stock [Member]	Dec. 31, 2012 CCOH Restricted Stock [Member]	Dec. 31, 2011 CCOH Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award Line Items
Outstanding, January 1, 2012		5,042	8,991	2,607	445	1,085	83
Granted		249	2,812
Exercised			(1,029)
Exchanged		(2,024)
Forfeited		(375)	(884)
Expired		(100)	(1,509)
Outstanding, December 31, 2012		2,792	8,381	2,607	445	1,085	83
Exercisable		1,204	4,548
Expected to Vest		968	3,574
Outstanding, January 1, 2012		$ 22.49	$ 15.10
Granted		$ 10.00	$ 6.64
Exercised	$ 36.00		$ 4.06
Exchanged		$ 10.00
Forfeited		$ 16.97	$ 7.87
Expired		$ 32.66	$ 12.23
Outstanding, December 31, 2012		$ 30.82	$ 9.22
Exercisable		$ 26.95	$ 11.26
Expected to Vest		$ 33.14	$ 9.53
Outstanding, December 31, 2012		6.5	6.2
Exercisable		5.7	4.5
Expected to Vest		7.9	8.3
Outstanding, December 31, 2012			$ 8,813
Exercisable			4,792
Expected to Vest			$ 1,186